Note 7 - Other Current and Non-current Assets - Other Non-current Assets (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Customer acquisition costs	$ 38,114	$ 24,428	$ 7,367
Other long-term assets	2,887		12,620
	$ 41,001		$ 19,987